Goodwill	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Goodwill
9. Goodwill
A summary of the carrying value of goodwill is as follows:

	As at
	March 31, 2022	March 31, 2021
Gross carrying amount	$150,684	$152,459
Accumulated impairment of goodwill	(27,147)	(28,480)

Total	$123,537	$123,979

The movement in goodwill balance by reportable segment as at March 31, 2022 and 2021 is as follows:
Gross carrying amount

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2020	$121,304	$25,520	$146,824
Translation adjustment	2,675	2,960	5,635

Balance as at March 31, 2021	$123,979	$28,480	$152,459
Goodwill arising on acquisitions (Refer Note 4(a),4(b))	1,312	—	1,312
Translation adjustment	(1,754)	(1,333)	(3,087)

Balance as at March 31, 2022	$123,537	$27,147	$150,684

Key assumptions on which the Company has based its determination of VIUs include:

a)	Estimated cash flows for five years based on management approved internal budgets with extrapolation for the remaining period, wherever such budgets were shorter than five years period.

b)
Terminal value arrived by extrapolating last forecasted year cash flows to perpetuity using long-term growth rates. These long-term growth rates take into consideration external macro-economic sources of data. Such long-term growth rate considered does not exceed that of the relevant business and industry sector.

c)	The discount rates used are based on weighted average cost of capital of a comparable market participant, which are adjusted for specific country risks.
The key assumptions used in performing the impairment test, by each CGU, were as follows:

	CGU’s – As at March 31, 2022
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology services
Discount rate	14.9%	15.5%	11.7%	14.9%	11.7%	13.0%
Perpetual growth rate	3.0%	3.0%	2.5%	3.0%	2.5%	2.0%

	CGU’s – As at March 31, 2021
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology services
Discount rate	15.3%	16.2%	12.0%	15.3%	12.0%	14.0%
Perpetual growth rate	3.0%	3.0%	2.5%	3.0%	2.5%	2.0%

*	Excludes South Africa, Research and Analytics, Technology services, HealthHelp and Denali CGUs.
The assumptions used were based on the Company’s management approved internal budgets. The Company projected revenue, operating margins and cash flows for a period of five years and applied a perpetual long-term growth rate thereafter.
In arriving at its forecasts, the Company considered past experience, economic trends and inflation as well as industry and market trends including the impact of
COVID-19.
The projections also took into account factors such as the expected impact from new client wins and expansion from existing client’s businesses and efficiency initiatives, and the maturity of the markets in which each business operates.
Based on the above, no impairment was identified as at March 31, 2022, as the recoverable amount of the CGUs exceeded the carrying value.
An analysis of the calculation’s sensitivity to a change in the key parameters (revenue growth, operating margin, discount rate and long-term growth rate) did not identify any probable scenarios where the other CGU’s recoverable amount would fall below its carrying amount.
Impairment charge recognized in the year March 31, 2020
During the fourth quarter of the year ended March 31, 2020, the withdrawal of the UK from the EU, commonly referred to as “Brexit”, affecting insurance industry and downward revision in the expectation for future performance within WNS Auto Claims reportable segment due to contract renegotiations and loss of certain clients caused the financial projections and estimates of WNS Auto Claims BPM reportable segment to significantly decrease from the previous estimates. These factors arising in the fourth quarter of the year ended March 31, 2020 and with the operating environment in UK currently being highly uncertain had a significant and negative impact on the VIU of the WNS Auto Claims BPM reportable segment, and the Company determined that the carrying value of the reportable segment for WNS Auto Claims BPM exceeded the VIU as at the date of its annual impairment review. The Company further performed the valuation of FVLCOD of the impairment test.
The Company determined the FVLCOD of reportable segment using the “Income Approach — Discounted Cash Flow Analysis” method. Under the “Income Approach — Discounted Cash Flow Analysis” method the key assumptions consider projected sales, cost of sales, and operating expenses for five years. These assumptions were determined by management utilizing our internal operating plan, growth rates for revenues and operating expenses, and margin assumptions using market participant perspective. An additional key assumption under this approach is the discount rate, which represents the expected return on capital and is based on the estimated weighted average cost of capital for a market participant. If our assumptions relative to growth rates were to change, our fair value calculation may change, which could impact the results.
The fair value of the WNS Auto Claims BPM reportable segment was determined using level 3 inputs through an income approach which includes assumptions for discount rate of 14.5% with annual and perpetual growth rate of 0.6% to 5.1% and 2.0% respectively. The Company used the “Market Approach-Guideline Public Company Method” to corroborate the results of the income approach. The FVLCOD was higher than the VIU, which is considered as the recoverable amount of the CGU amounting to $33,592. The next step of the goodwill impairment test resulted in an impairment charge of $4,085 for goodwill related to the WNS Auto Claims BPM reportable segment during the year ended March 31, 2020. This impairment charge of $4,085 was recorded in operating expenses in the consolidated statement of income, which reduced the goodwill in WNS Auto Claims BPM to Nil as at March 31, 2020.

Accumulated impairment losses

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2020	$—	$25,520	$25,520
Impairment of goodwill recognized during the year	—	—	—
Translation adjustment	—	2,960	2,960

Balance as at March 31, 2021	$—	$28,480	$28,480

Impairment of goodwill recognized during the year	—	—	—
Translation adjustment	—	(1,333)	(1,333)

Balance as at March 31, 2022	$—	$27,147	$27,147

The carrying value of goodwill allocated to the cash generating units (“CGU”) is as follows:

	As at
	March 31,	March 31,
	2022	2021
Research and Analytics	$42,051	$43,594
HealthHelp	39,082	39,082
Denali	29,542	29,542
WNS Global BPM*	4,934	3,717
South Africa	4,522	4,471
Technology services	3,406	3,573

	$123,537	$123,979

*	Excludes South Africa, Research and Analytics, Technology services, Denali and HealthHelp goodwill.